Note 8 - Construction in Progress (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2009	Mar. 31, 2011	Sep. 30, 2012	Mar. 31, 2010	Aug. 15, 2012
Stock Issued During Period, Shares, Acquisitions (in Shares)	4,025,000	1,097,400	9,876,600	2,000,000
Stock Cancelled During PeriodShares (in Shares)					9,876,600
Construction in Progress, Gross (in Dollars)		$ 6,584,400	$ 658,440		$ 5,925,960